UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 1999

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02239-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, November 12, 1999



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $647,531
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE


                                 TITLE                                  SHARES OR
NAME OF ISSUER                    OF             CUSIP          VALUE   PRINCIPAL       TYPE    INVSTMNT        OTHER   VOTING
                                 CLASS                         (x$1000) AMOUNT                  DISCRTN         MNGRS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

APPLIED PWR INC                 CL A            038225108       18,529  610,000         SH      SOLE            N/A     610,000
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG      130209604       3,400   1,394,900       SH      SOLE            N/A     1,394,900
CALIFORNIA FED BK FSB LOS ANGL  2ND CONT LITIG  130209703       1,154   1,086,300       SH      SOLE            N/A     1,086,300
CAPITOL FED FINL                COM             14057C106       28,277  2,836,537       SH      SOLE            N/A     2,836,537
CHEMFIRST INC                   COM             16361A106       40,857  1,495,900       SH      SOLE            N/A     1,495,900
COAST FEDERAL LITIGATION TR     RT              19034Q110       2,032   1,970,300       SH      SOLE            N/A     1,970,300
EBAY INC                        COM             278642103       987     7,000           PUT     SOLE            N/A     7,000
EL PASO ELEC CO                 COM NEW         283677854       3,171   352,300         SH      SOLE            N/A     352,300
EMPIRE FED BANCORP INC          COM             291657104       765     68,000          SH      SOLE            N/A     68,000
GENERAL ELEC CO                 COM             369604103       11,856  100,000         PUT     SOLE            N/A     1,000
GOLDEN STATE BANCORP INC        WT EXP 000000   381197136       14,531  12,236,721      SH      SOLE            N/A     12,236,721
GREENE COUNTY BANCORP INC       COM             394357107       111     11,000          SH      SOLE            N/A     11,000
HARCOURT GEN INC                COM             41163G101       17,749  426,400         SH      SOLE            N/A     426,400
HOMESTEAD VLG INC               COM             437851108       866     307,800         SH      SOLE            N/A     307,800
HUDSON CITY BANCORP             COM             443683107       59,850  4,352,700       SH      SOLE            N/A     4,352,700
LNR PPTY CORP                   COM             529905101       180     30,000          SH      SOLE            N/A     30,000
LUCENT TECHNOLOGIES INC         COM             549463107       61,793  952,500         PUT     SOLE            N/A     9,525
MFC BANCORP LTD                 COM             55271X103       10,798  1,167,350       SH      SOLE            N/A     1,167,350
MAXWELL SHOE INC                CL A            577766108       525     59,600          SH      SOLE            N/A     59,600
MONY GROUP INC                  COM             615337102       6,497   225,000         SH      SOLE            N/A     225,000
NAVIGANT INTL INC               COM             63935R108       10,190  1,405,521       SH      SOLE            N/A     1,405,521
NEUROGEN CORP                   COM             64124E106       9,094   547,000         SH      SOLE            N/A     547,000
OCTEL CORP                      COM             675727101       23,918  2,126,000       SH      SOLE            N/A     2,126,000
OGDEN CORP                      COM             676346109       29,359  2,935,900       SH      SOLE            N/A     2,935,900
OMEGA WORLDWIDE INC             COM             68210B108       2,725   665,600         SH      SOLE            N/A     665,600
SECURITY CAP GROUP INC          CL A            81413P105       6,989   9,640           SH      SOLE            N/A     9,640
SECURITY CAP GROUP INC          CL B            81413P204       2,371   161,400         SH      SOLE            N/A     161,400
SECURITY CAP U S RLTY           SPONSORED ADR   814136206       517     28,500          SH      SOLE            N/A     28,500
SONESTA INTL HOTELS CORP        CL A            835438409       77      11,902          SH      SOLE            N/A     11,902
SOUND FED BANCORP               COM             83607T109       2,372   263,600         SH      SOLE            N/A     263,600
STAGE STORES INC                COM             85254C107       5,721   924,600         SH      SOLE            N/A     924,600
STEWART ENTERPRISES INC         CL A            860370105       45,812  7,556,675       SH      SOLE            N/A     7,556,675
TENNECO INC NEW                 COM             88037E101       51,217  3,012,750       SH      SOLE            N/A     3,012,750
UCAR INTL INC                   COM             90262K109       47,094  2,064,400       SH      SOLE            N/A     2,064,400
VENTAS INC                      COM             92276F100       33,908  7,138,546       SH      SOLE            N/A     7,138,546
WALTER INDS INC                 COM             93317Q105       43,573  3,227,600       SH      SOLE            N/A     3,227,600
WEST ESSEX BANCORP              COM             952698108       1,726   173,700         SH      SOLE            N/A     173,700
WILLOW GROVE BANCORP INC        COM             97111E101       393     43,100          SH      SOLE            N/A     43,100
WORONOCO BANCORP INC            COM             981630106       1,752   173,000         SH      SOLE            N/A     173,000
GLOBAL-TECH APPLIANCES INC      ORD             G39320109       7,366   1,455,100       SH      SOLE            N/A     1,455,100


TOTAL REPORT                                                     647,531




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